Performance Management - MainGate MLP Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad-based securities index. The returns in the bar chart and best/worst quarter are for Class I shares.
The returns for other classes will vary due to differences in shareholder fees and operating expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.maingatefunds.com or by calling 855.MLP.FUND (855.657.3863).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad-based securities index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad-based securities index.
Bar Chart [Heading]	Annual Total Returns for Class I SharesAs of December 31st
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Quarter ended 6/30/2020	43.68%
Lowest Quarterly Return:	Quarter ended 3/31/2020	-53.45%

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart above, the returns in the table reflect the maximum applicable sales charge.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates on individuals and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for other classes
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
After-tax returns are calculated using the historical highest federal marginal income tax rates on individuals and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for other classes. Unlike the returns in the bar chart above, the returns in the table reflect the maximum applicable sales charge.

Performance Availability Website Address [Text]	www.maingatefunds.com
Performance Availability Phone [Text]	855.657.3863
MainGate MLP Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	43.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(53.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020